UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

June 30, 2006 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

RETAILING — 19.6%
Big Lots, Inc.*	4,300,000	$73,444,000
Charming Shoppes, Inc. *	5,600,000	62,944,000
Foot Locker, Inc.	2,361,300	57,828,237
Michaels Stores, Inc.	2,221,100	91,598,164
Radioshack Corporation	1,352,100	18,929,400
Rent - A - Center, Inc.*	1,309,200	32,546,712
Ross Stores, Inc.	1,787,400	50,136,570
Zale Corporation*	1,773,600	42,726,024
		$430,153,107
ENERGY — 17.2%
ENSCO International Incorporated	2,331,800	$107,309,436
National Oilwell Varco, Inc. *	811,300	51,371,516
Patterson-UTI Energy, Inc.	2,970,100	84,083,531
Rosetta Resources, Inc.*‡	4,455,800	74,055,396
Rowan Companies, Inc.	1,679,300	59,766,287
		$376,586,166
TECHNOLOGY — 6.9%
Arrow Electronics, Inc.*	1,885,000	$60,697,000
Avnet, Inc. *	4,519,500	90,480,390
Exabyte Corporation*	42,740	5,129
		$151,182,519
CONSUMER DURABLES — 4.8%
Champion Enterprises, Inc.*	2,227,200	$24,588,288
Coachmen Industries, Inc.‡	859,000	10,256,460
Fleetwood Enterprises, Inc.*‡	4,627,600	34,892,104
Thor Industries, Inc.	728,800	35,310,360
		$105,047,212
INDUSTRIAL PRODUCTS — 4.6%
Trinity Industries, Inc.	2,494,350	$100,771,740
TELECOMMUNICATIONS — 2.0%
Datapath, Inc.‡†	4,090,909	$44,999,999

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FINANCIAL — 1.5%
Horace Mann Educators Corporation	630,100	$10,680,195
Mercury General Corporation	402,500	22,688,925
		$33,369,120
CONSUMER NON-DURABLES — 1.3%
American Greetings Corporation	1,407,800	$29,577,878
HEALTH CARE — 0.4%
Apria Healthcare Group Inc.*	419,000	$7,919,100
TOTAL COMMON STOCKS — 58.3% (Cost $772,904,168)		$1,279,606,841

NON-CONVERTIBLE SECURITIES — 24.7%
Federal Home Loan Bank — 4.75% 2009	$50,000,000	$49,085,000
Federal Home Loan Bank — 5.25% 2009	25,000,000	24,840,000
U.S. Treasury Inflation — Indexed Notes — 3.375% 2007	354,686,235	355,517,531
U.S. Treasury Note — 3.875% 2007	32,000,000	31,530,000
U.S. Treasury Note — 4% 2007	25,000,000	24,621,100
U.S. Treasury Note — 4.25% 2007	58,000,000	57,265,952
TOTAL NON-CONVERTIBLE SECURITIES (Cost $546,799,192)		$542,859,583

SHORT-TERM U.S. GOVERNMENT SECURITIES — 9.7% (Cost $212,655,231)
U.S. Treasury Bill — 4.88426% 8/17/06	$214,000,000	$212,732,050
TOTAL INVESTMENT SECURITIES — 92.7% (Cost $1,532,358,591)		$2,035,198,474

SHORT-TERM CORPORATE NOTES — 7.0%
Rabobank USA Financial Corporation — 5.25% 7/3/06	$50,308,000	$50,293,327
General Electric Capital Services, Inc. — 5.17% 7/5/06	30,243,000	30,225,627
Barclays U.S. Funding, Inc. — 5.00% 7/7/06	42,951,000	42,915,208
AIG Funding, Inc. — 5.23% 7/14/06	30,106,000	30,049,141
TOTAL SHORT-TERM CORPORATE NOTES (Cost $153,483,303)		$153,483,303

TOTAL INVESTMENTS — 99.7% (Cost $1,685,841,894)(A)		$2,188,681,777
Other assets and liabilities, net — 0.3%		6,477,307
TOTAL NET ASSETS — 100%		$2,195,159,084

*	Non-income producing securities
‡	Affiliate as defined in the Investment Company Act of 1940 by

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reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended June 30, 2006.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended June 30, 2006.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income

Coachmen Industries, Inc.				$51,540
Datapath, Inc.	$4,090,909
Fleetwood Enterprises, Inc.
Rosetta Resources, Inc.

†

Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. Datapath, Inc. constituted 2.0% of total net assets at June 30, 2006.

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
	Gross unrealized appreciation:	$532,416,725
	Gross unrealized depreciation:	(29,576,842)
	Net unrealized appreciation:	$502,839,883

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ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by
Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President

Date:                    August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:                    August 25, 2006